LEASES - Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Maturities of lease liabilities
2020	¥ 36,728
2021	26,535
2022	19,351
2023	11,089
2024	700
Total undiscounted lease payments	94,403
Less: Imputed interest	(8,823)
Total lease liabilities	¥ 85,580